Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		93 Months Ended	96 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Feb. 28, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (469,648)	$ (252,431)	$ (2,019,938)	$ (901,558)	$ (19,296,146)	$ (19,765,794)
Items not requiring an outlay of cash:
Issue of shares for services	0	0	0	0	584,500	584,500
Fair value of options and warrants (included in general and administration expenses)	38,183	213,440				6,523,954
Stock based compensation for options and warrants (included in general and administration expenses)			929,365	0	6,485,771
Recovery of accounts payable	0	(215,143)	(215,143)	0	(215,143)	(215,143)
Loss on cancellation of common stock	0	0	0	0	34,400	34,400
Amortization of plant and equipment	8,214	2,284	20,585	10,786	60,944	69,158
Amortization of debt discount	3,968	9,026	23,141	18,798	41,939	45,907
Amortization of deferred financing cost	0	8,766	10,916	24,244	35,160	35,160
Changes in non-cash working capital:
Prepaid expenses and other receivables	(6,114)	(22,306)	100,504	(69,285)	(7,200)	(13,314)
Deferred costs	(20,000)	0	(32,500)	0	(32,500)	(52,500)
Accounts payable and accrued liabilities*	64,339	(121,132)	(111,825)	(253,806)	422,010	486,349
NET CASH USED IN OPERATING ACTIVITIES	(381,058)	(377,496)	(1,294,895)	(1,170,821)	(11,886,265)	(12,267,323)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Plant and Equipment	0	(5,079)	(147,219)	0	(205,992)	(205,992)
NET CASH USED IN INVESTING ACTIVITIES	0	(5,079)	(147,219)	0	(205,992)	(205,992)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common shares	0	0	649,750	160,000	10,468,900	10,468,900
Proceeds from convertible debentures	0	825,000	910,000	878,328	1,788,328	1,788,328
Cancellation of common stock	0	0	0	0	(50,000)	(50,000)
Loan from non related party	200,000	0				200,000
Exercise of stock options	0	0	0	0	117,500	117,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	200,000	825,000	1,559,750	1,038,328	12,324,728	12,524,728
NET INCREASE (DECREASE) IN CASH FOR THE PERIOD	(181,058)	442,425	117,636	(132,493)	232,471	51,413
Cash, beginning of period	232,471	114,835	114,835	247,328	0	0
CASH, END OF PERIOD	51,413	557,260	232,471	114,835	232,471	51,413
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS:
INCOME TAXES PAID	0	0	0	0	0	0
INTEREST PAID	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0